Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total operating revenue	¥ 92,561	¥ 154,322	¥ 143,623
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of geographical areas [line items]
Total operating revenue	92,561	154,322	143,623
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	65,137	110,112	103,287
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	27,090	41,651	37,773
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 334	¥ 2,559	¥ 2,563